INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of federal income tax rate and the actual tax rate

	Year Ended December 31,
	2021	2020
Federal statutory tax rate	21%	21%
State tax, net of federal benefit	6%	6%
Total tax rate	27%	27%
Allowance	(27)%	(27)%
Effective tax rate	-%	-%

Summary of deferred tax assets

	Year Ended December 31,
	2021	2020
Net operating loss carryforwards	$3,418,000	$3,060,000
Valuation allowance	(3,418,000)	(3,060,000)
Net deferred tax asset	$-	$-